Stockholders’ Equity (Details Narrative)	2 Months Ended	3 Months Ended					6 Months Ended			12 Months Ended
	Aug. 20, 2024 shares	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 $ / shares shares	Mar. 31, 2024 $ / shares shares	Jun. 30, 2023 USD ($) $ / shares	Mar. 31, 2023 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2023 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options cancelled										460,000
Gain (Loss) on Sale of Derivatives | $								$ 51
Number of options granted							2,318,750			1,885,000
Exercise price | $ / shares							$ 0.15			$ 0.22
Aggregate intrinsic value for options | $
Share-based payment arrangement, expense | $		104,321			136,347		$ 172,570	$ 248,321
2015 Stock Option Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued and outstanding percentage												10.00%
Share-based payment arrangement, expense | $		$ 104,321			$ 136,347
Share-based compensation arrangement, weighted average grant | $ / shares		$ 0.22			$ 0.29
2015 Stock Option Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options granted			2,318,750	2,318,750				1,885,000
Exercise price | (per share)			$ 0.14	$ 0.20				$ 0.22	$ 0.30
Vesting per month			2.00%	2.00%				2.00%
2015 Stock Option Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Directors and Officers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options granted			1,056,250	1,056,250				400,000
2015 Stock Option Plan [Member] | Share-Based Payment Arrangement, Option [Member] | Directors and Officers [Member] | Subsequent Event [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options cancelled	25,000
2015 Stock Option Plan [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-based compensation arrangement, expiration period												10 years
TSX Venture Exchange [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares acquired pursuant											6,579,074
Percentage of issued and outstanding shares											5.00%
NCIB [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares acquired pursuant											41,500
Shares cancelled | $						$ 11,793
Normal Course Issuer Bid One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares acquired pursuant						2,000
Shares issued | $						$ 517
Number of options cancelled										2,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares acquired pursuant							0	0